Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning Balance	$ 81,754	$ 96,135
Additions/transfers	6,128	1,785
Additions-Capital Lease		191
Placed in service	(3,035)	(93)
Disposals	(630)	(13,045)
Accum deprec on disposal	565	4,122
Depreciation expense	(7,027)	(7,586)
Foreign currency translation adjustment	(276)	245
Property plant and equipment, Ending Balance	77,479	81,754
Property plant and equipment, at cost	156,418	153,666
Property plant and equipment, accumulation depreciation	(78,939)	(71,912)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning Balance	9,112	11,864
Disposals	(65)	(2,752)
Property plant and equipment, Ending Balance	9,047	9,112
Property plant and equipment, at cost	9,047	9,112
Leasehold and land improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning Balance	1,597	1,692
Depreciation expense	(85)	(95)
Property plant and equipment, Ending Balance	1,512	1,597
Property plant and equipment, at cost	3,820	3,820
Property plant and equipment, accumulation depreciation	(2,308)	(2,223)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning Balance	43,344	50,517
Additions/transfers		(416)
Disposals		(5,524)
Accum deprec on disposal		1,601
Depreciation expense	(2,604)	(2,858)
Foreign currency translation adjustment	(26)	24
Property plant and equipment, Ending Balance	40,714	43,344
Property plant and equipment, at cost	77,003	77,029
Property plant and equipment, accumulation depreciation	(36,289)	(33,685)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning Balance	27,233	31,767
Additions/transfers	3,012	789
Additions-Capital Lease		191
Placed in service		1,071
Disposals	(565)	(4,694)
Accum deprec on disposal	565	2,521
Depreciation expense	(4,338)	(4,633)
Foreign currency translation adjustment	(253)	221
Property plant and equipment, Ending Balance	25,654	27,233
Property plant and equipment, at cost	65,996	63,237
Property plant and equipment, accumulation depreciation	(40,342)	(36,004)
Construction in process [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning Balance	468	295
Additions/transfers	3,116	1,412
Placed in service	(3,035)	(1,164)
Disposals		(75)
Foreign currency translation adjustment	3
Property plant and equipment, Ending Balance	552	468
Property plant and equipment, at cost	$ 552	$ 468